                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567

                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST

 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET
                                    4TH FLOOR
                                BOSTON, MA 02111

 -------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)                      Copy to:
Julie A. Tedesco, Vice President and Counsel              Philip H. Newman, Esq.
      State Street Bank and Trust Company                   Goodwin Procter LLP
         One Federal Street, 9th Floor                        Exchange Place
               Boston, MA 02110                              Boston, MA 02109

Registrant's telephone number, including area code: (617)-662-3968

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                             INTEREST   MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                           RATE       DATE        AMOUNT          COST+
------------------                           ----       ----        ------          -----
COMMERCIAL PAPER -- 14.03%
ABCP CREDIT ARBITRAGE -- 2.20%
  Grampian Funding Ltd                      1.640%   11/04/2004  $161,500,000   $  161,249,854
  Grampian Funding Ltd                      1.680%   12/13/2004   195,000,000      194,335,700
  Grampian Funding Ltd                      1.720%   01/10/2005   195,000,000      194,048,075
  Grampian Funding Ltd                      1.800%   01/18/2005   570,000,000      566,893,500
                                                                                --------------
                                                                                 1,116,527,130
                                                                                --------------
ABCP HYBRID -- 0.16%
  Giro Balanced Funding Corp.               1.500%   10/04/2004    80,528,000       80,517,934
                                                                                --------------
ABCP LOAN-BACKED -- 0.25%
  Govco, Inc.                               1.500%   10/08/2004   125,000,000      124,963,542
                                                                                --------------
ABCP RECEIVABLES AND SECURITIES -- 2.97%
  Amstel Funding Corp.                      1.570%   10/21/2004   100,000,000       99,912,778
  CXC                                       1.500%   10/07/2004   200,000,000      199,950,000
  Edison Asset Securitization LLC           1.620%   11/12/2004   100,000,000       99,811,000
  Edison Asset Securitization LLC           1.850%   02/02/2005   150,000,000      149,044,167
  Gemini Securitization Corp.               1.500%   10/04/2004    75,000,000       74,990,625
  Lexington Parker Capital Corp.            1.820%   01/19/2005   151,211,000      150,370,099
  Lexington Parker Capital Corp.            1.870%   02/03/2005   289,974,000      288,101,251
  Sheffield Receivables Corp.               1.645%   11/04/2004   102,871,000      102,711,178
  Surrey Funding Corp.                      1.500%   10/05/2004   150,000,000      149,975,000
  Surrey Funding Corp.                      1.650%   11/04/2004    90,335,000       90,194,228
  Tannehill Capital Company                 1.840%   01/21/2005   100,758,000      100,181,216
                                                                                --------------
                                                                                 1,505,241,542
                                                                                --------------
ABCP SINGLE SELLER -- 0.57%
  New Center Asset Trust                    1.990%   02/24/2005   150,000,000      148,789,417
  New Center Asset Trust                    1.990%   02/25/2005   140,000,000      138,862,383
                                                                                --------------
                                                                                   287,651,800
                                                                                --------------
BANK DOMESTIC -- 2.85%
  Bank of America Corp.                     1.490%   10/04/2004   500,000,000      499,937,917
  Bank of America Corp.                     1.680%   12/13/2004   400,000,000      398,637,333
  Bank of America Corp.                     1.750%   12/15/2004   550,000,000      547,994,792
                                                                                --------------
                                                                                 1,446,570,042
                                                                                --------------
BANK FOREIGN -- 2.87%
  Alliance & Leicester Plc                  1.495%   10/06/2004   100,000,000       99,979,236
  Alliance & Leicester Plc                  1.640%   11/22/2004   292,000,000      291,308,284
  Alliance & Leicester Plc                  1.720%   12/06/2004    99,500,000       99,186,243
  Alliance & Leicester Plc                  1.780%   01/18/2005   100,000,000       99,461,056
  Alliance & Leicester Plc                  1.800%   01/18/2005   150,000,000      149,182,500
  Alliance & Leicester Plc                  1.810%   01/19/2005   150,000,000      149,170,417
  Alliance & Leicester Plc                  1.990%   03/10/2005   100,000,000       99,113,333
  Nordeutsche Landesbank                    1.500%   10/06/2004   125,000,000      124,973,958
  Santander                                 1.510%   10/01/2004   143,000,000      143,000,000
  WESTPAC Banking Corp.                     1.720%   12/06/2004   200,000,000      199,369,333
                                                                                --------------
                                                                                 1,454,744,361
                                                                                --------------
BROKERAGE -- 0.30%
  Morgan Stanley (a)                        1.590%   10/01/2004   150,000,000      150,000,000
                                                                                --------------

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                        INTEREST     MATURITY       PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                      RATE         DATE          AMOUNT         COST+
------------------                                      ----         ----          ------         -----
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.86%
   General Electric Capital Corp.                      1.500%     10/06/2004   $ 450,000,000  $  449,906,250
   General Electric Capital Corp.                      1.790%     01/13/2005     200,000,000     198,965,778
   General Electric Capital Corp.                      1.960%     02/17/2005     130,000,000     129,009,111
   General Electric Capital Corp.                      1.990%     03/09/2005     165,000,000     163,549,788
                                                                                              --------------
                                                                                                 941,430,926
                                                                                              --------------
TOTAL COMMERCIAL PAPER                                                                         7,107,647,277
                                                                                              --------------

CERTIFICATES OF DEPOSIT -- 4.15%
BANK DOMESTIC -- 4.15%
   Amsouth Bank of Alabama                             1.900%     02/02/2005      50,000,000      50,000,000
   Bank of New York                                    1.385%     10/29/2004     200,000,000     199,997,700
   Bank One NA                                         1.335%     12/20/2004     200,000,000     199,991,780
   Chase Manhattan USA (a)                             1.636%     10/05/2004     400,000,000     400,000,000
   Chase Manhattan USA (a)                             1.780%     10/28/2004     400,000,000     400,000,000
   Chase Manhattan USA (a)                             1.790%     10/29/2004     500,000,000     500,000,000
   Southtrust Bank                                     1.620%     10/29/2004     200,000,000     200,000,000
   Southtrust Bank (a)                                 1.800%     12/15/2004     100,000,000      99,993,778
   Suntrust Bank (a)                                   1.840%     10/01/2004      55,000,000      55,000,724
                                                                                              --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                  2,104,983,982
                                                                                              --------------

YANKEE CERTIFICATE OF DEPOSIT -- 22.76%
BANK FOREIGN -- 22.76%
   Abbey National Treasury Services                    1.220%     11/13/2004     450,000,000     450,000,000
   ABN AMRO Bank                                       1.400%     10/21/2004      25,000,000      24,999,144
   ABN AMRO Bank (a)                                   1.765%     10/25/2004      50,000,000      49,997,004
   ABN AMRO Bank                                       1.370%     10/29/2004      62,500,000      62,504,663
   ABN AMRO Bank (a)                                   1.768%     10/29/2004      75,000,000      74,998,881
   ABN AMRO Bank (a)                                   1.770%     10/29/2004      47,650,000      47,648,992
   Bank of Montreal (a)                                1.755%     10/29/2004      75,000,000      74,995,730
   Bank of Nova Scotia (a)                             1.610%     10/04/2004      72,000,000      71,999,913
   Bank of Nova Scotia (a)                             1.719%     10/18/2004      50,000,000      49,997,818
   Barclays Bank Plc (a)                               1.600%     10/04/2004      40,000,000      39,998,610
   Barclays Bank Plc (a)                               1.653%     10/08/2004       6,400,000       6,399,794
   BBVA                                                1.935%     02/15/2005     500,000,000     500,000,000
   BNP Paribas (a)                                     1.694%     10/18/2004     200,000,000     199,961,545
   BNP Paribas                                         1.135%     12/20/2004     100,000,000     100,000,000
   BNP Paribas New York Branch                         1.800%     01/18/2004     340,000,000     340,000,000
   Canadian Imperial Bank of Commerce (a)              1.605%     10/04/2004     300,000,000     299,999,628
   Canadian Imperial Bank of Commerce (a)              1.636%     10/05/2004     150,000,000     149,971,341
   Canadian Imperial Bank of Commerce                  1.230%     10/07/2004      65,000,000      64,999,893
   Canadian Imperial Bank of Commerce (a)              1.689%     10/08/2004      75,000,000      75,000,492
   Canadian Imperial Bank of Commerce                  1.220%     10/13/2004     110,000,000     110,000,000
   Canadian Imperial Bank of Commerce (a)              1.746%     10/20/2004     400,000,000     399,996,885
   Canadian Imperial Bank of Commerce (a)              1.583%     10/22/2004      69,000,000      69,000,513
   Credit Agricole Indosuez                            1.745%     12/30/2004     199,600,000     199,572,065
   Credit Agricole Indosuez                             1.93%     02/14/2005     650,000,000      650,00,000
   Den Danske Bank (a)                                 1.668%     10/12/2004      80,000,000      79,996,954
   Den Danske Bank (a)                                 1.718%     10/18/2004     100,000,000      99,999,305
   Den Danske Bank (a)                                 1.741%     10/20/2004     200,000,000     199,994,274
   Dexia Bank New York (a)                             1.590%     10/04/2004     280,000,000     279,985,439
   Dexia Bank New York                                 1.335%     12/20/2004     200,000,000     199,989,041
   Fortis Bank                                         1.095%     12/01/2004     200,000,000     199,991,592
   Fortis Bank                                         1.110%     12/30/2004     300,000,000     300,000,000
   HBOS Treasury Service                               1.720%     12/06/2004     250,000,000     250,000,000

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                     INTEREST     MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                   RATE         DATE         AMOUNT          COST+
------------------                                   ----         ----         ------          -----
   HBOS Treasury Service                            1.700%     12/21/2004   $ 400,000,000   $   400,000,000
   Lloyds Bank Plc                                  1.410%     12/10/2004      25,000,000        25,004,731
   Lloyds Bank Plc                                  1.690%     12/22/2004     200,000,000       200,000,000
   Lloyds Bank Plc                                  1.940%     02/14/2005     150,000,000       150,005,621
   Rabobank Nederland NY                            1.325%     12/31/2004     200,000,000       199,997,506
   Royal Bank of Canada (a)                         1.580%     10/01/2004      50,000,000        50,000,000
   Royal Bank of Canada (a)                         1.765%     10/25/2004      25,000,000        24,997,708
   Royal Bank of Canada (a)                         1.770%     10/25/2004     100,000,000        99,999,019
   Royal Bank of Canada (a)                         1.765%     10/27/2004      40,000,000        39,998,231
   Royal Bank of Canada                             1.463%     12/27/2004      93,878,000        93,903,783
   Royal Bank of Scotland (a)                       1.741%     10/20/2004      85,000,000        84,990,568
   Royal Bank of Scotland                           1.130%     12/30/2004     200,000,000       199,945,280
   Societe Generale (a)                             1.590%     10/01/2004      50,000,000        49,999,351
   Societe Generale (a)                             1.629%     10/05/2004      75,000,000        74,996,244
   Societe Generale (a)                             1.675%     10/12/2004     150,000,000       149,989,861
   Societe Generale (a)                             1.680%     10/12/2004      34,000,000        33,998,632
   Societe Generale (a)                             1.746%     10/19/2004     200,000,000       199,995,954
   Societe Generale (a)                             1.620%     11/09/2004      90,000,000        89,996,114
   Svenska Handelsbanken (a)                        1.658%     10/12/2004     125,000,000       124,992,860
   Svenska Handelsbanken (a)                        1.680%     10/15/2004     100,000,000        99,993,787
   Svenska Handelsbanken                            1.420%     10/20/2004      75,000,000        74,999,415
   Svenska Handelsbanken                            1.500%     11/12/2004      90,000,000        89,998,966
   Svenska Handelsbanken (a)                        1.760%     11/24/2004     100,000,000        99,995,541
   Svenska Handelsbanken                            1.325%     12/31/2004     150,000,000       149,996,259
   Toronto Dominion Bank (a)                        1.660%     10/11/2004     100,000,000        99,994,207
   Toronto Dominion Bank (a)                        1.658%     10/12/2004     280,000,000       279,984,006
   Toronto Dominion Bank (a)                        1.760%     10/29/2004     150,000,000       149,992,542
   Toronto Dominion Bank                            1.210%     12/14/2004      50,000,000        50,000,000
   Toronto Dominion Bank                            1.330%     12/20/2004     275,000,000       274,984,931
   Toronto Dominion Bank                            1.115%     12/28/2004     100,000,000       100,000,000
   UBS AG                                           1.405%     12/15/2004     145,000,000       145,026,505
   UBS AG                                           1.333%     12/20/2004     250,000,000       249,991,780
   UBS AG                                           1.420%     01/10/2005     100,000,000       100,038,368
   UBS AG                                           1.265%     01/13/2005     270,000,000       270,000,000
   UBS AG                                           1.950%     02/17/2005     687,000,000       687,000,000
   Unicredito Italiano SPA                          1.500%     10/06/2004     300,000,000       300,000,208
   WESTPAC Banking Corp. (a)                        1.673%     10/09/2004     100,000,000        99,998,652
   WESTPAC Banking Corp.                            1.405%     12/15/2004     200,000,000       200,034,469
                                                                                            ---------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                          11,536,840,610
                                                                                            ---------------

EURO CERTIFICATE OF DEPOSIT -- 13.52%
BANK FOREIGN -- 13.52%
   ABN AMRO Bank                                    2.010%     03/09/2005     130,000,000       130,010,994
   Alliance & Leicester Plc                         1.650%     11/22/2004     100,000,000       100,000,000
   Australia & New Zealand Banking                  1.440%     12/09/2004      50,000,000        50,000,000
   Barclays Bank Plc                                1.800%     01/18/2005   1,200,000,000     1,200,000,000
   Barclays Bank Plc                                2.010%     03/09/2005     100,000,000       100,008,457
   BBVA                                             1.520%     10/08/2004      75,000,000        74,999,995
   BBVA                                             1.700%     12/16/2004     450,000,000       450,000,000
   BNP Paribas                                      1.510%     10/08/2004     300,000,000       300,000,291
   BNP Paribas                                      1.120%     12/30/2004     150,000,000       150,000,000
   BNP Paribas                                      1.150%     12/31/2004     200,000,000       200,000,000
   Credit Agricole Indosuez                         1.940%     02/15/2005     300,000,000       300,000,000
   ING Bank                                         1.520%     10/07/2004     350,000,000       350,000,000
   ING Bank                                         1.795%     01/18/2005     800,000,000       800,000,000
   ING Bank                                         1.800%     01/18/2005     350,000,000       350,000,000

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                            INTEREST   MATURITY     PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                          RATE       DATE        AMOUNT            COST+
------------------                          ----       ----        ------            -----
   Landesbank Baden-Wuerttemberg           1.510%   10/08/2004  $ 280,000,000   $  280,000,542
   Landesbank Baden-Wuerttemberg           1.540%   12/14/2004     48,000,000       47,983,892
   Lloyds Bank Plc                         1.110%   12/30/2004    200,000,000      200,000,000
   Lloyds Bank Plc                         1.260%   12/31/2004    100,000,000      100,002,500
   Lloyds Bank Plc                         1.280%   02/28/2005     45,000,000       45,010,912
   Royal Bank of Scotland                  1.110%   12/30/2004    400,000,000      400,000,000
   Societe Generale                        1.170%   10/29/2004     14,000,000       14,000,052
   Societe Generale                        1.135%   12/20/2004    300,000,000      300,000,000
   Societe Generale                        1.120%   12/23/2004    250,000,000      250,000,000
   Societe Generale                        1.790%   01/18/2005    200,000,000      200,000,000
   Societe Generale                        1.800%   01/18/2005    150,000,000      150,000,000
   Unicredito Italiano SpA                 1.530%   10/08/2004    250,000,000      250,000,242
   Unicredito Italiano SpA                 1.680%   11/19/2004     60,000,000       60,000,000
                                                                                --------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                6,852,017,877
                                                                                --------------

BANK NOTES -- 6.21%
BANK DOMESTIC -- 5.73%
   Bank One NA (a)                         1.660%   10/08/2004      8,500,000        8,500,205
   Bank One NA (a)                         1.841%   10/18/2004     90,000,000       90,027,835
   Bank One NA (a)                         1.860%   10/21/2004     25,000,000       25,003,773
   Bank One NA (a)                         1.730%   11/08/2004     50,000,000       50,014,916
   Bank One NA (a)                         1.780%   11/26/2004    100,000,000      100,009,180
   Branch Bank & Trust Company (a)         1.640%   11/10/2004    150,000,000      149,958,087
   Fifth Third Bank (a)                    1.679%   10/18/2004    195,000,000      194,983,803
   First Union Corp.                       6.950%   11/01/2004     12,929,000       12,989,643
   National City Bank (a)                  1.761%   10/19/2004    250,000,000      250,005,821
   National City Bank (a)                  1.680%   10/25/2004     40,000,000       40,001,837
   National City Bank (a)                  1.880%   10/29/2004    100,000,000      100,007,727
   Southtrust Bank NA                      1.760%   12/07/2004    200,000,000      199,951,692
   US Bank, NA (a)                         1.605%   10/04/2004     95,000,000       94,996,261
   US Bank, NA (a)                         1.936%   10/05/2004     57,000,000       57,016,025
   US Bank, NA (a)                         1.663%   10/08/2004    150,000,000      149,998,930
   US Bank, NA (a)                         1.780%   10/25/2004    125,000,000      124,999,648
   US Bank, NA                             1.170%   11/17/2004    290,000,000      289,994,152
   Wachovia Bank NA (a)                    1.890%   10/29/2004    100,000,000      100,008,499
   Wells Fargo Bank NA (a)                 2.001%   10/01/2004    262,225,000      262,225,000
   Wells Fargo Bank NA (a)                 1.680%   10/11/2004    400,000,000      400,000,000
   Wells Fargo Bank NA (a)                 1.878%   12/17/2004    200,000,000      200,054,213
                                                                                --------------
                                                                                 2,900,747,247
                                                                                --------------

FINANCE NON-CAPTIVE CONSUMER -- 0.48%
   American Express Centurion Bank (a)     1.683%   10/08/2004    220,000,000      220,000,000
   American Express Credit Corp. (a)       1.899%   10/18/2004     25,000,000       25,008,316
                                                                                --------------
                                                                                   245,008,316
                                                                                --------------
TOTAL BANK NOTES                                                                 3,145,755,563
                                                                                --------------

MEDIUM TERM NOTES -- 4.95%
BANK DOMESTIC -- 0.64%
   Bank of America Corp. (a)               1.910%   10/04/2004    110,000,000      110,055,202
   Bank of America Corp. (a)               1.913%   10/22/2004     86,500,000       86,516,915
   Citigroup, Inc. (a)                     1.783%   10/22/2004     60,800,000       60,807,170
   J P Morgan Chase Bank (a)               2.070%   12/07/2004     69,000,000       69,091,366
                                                                                --------------
                                                                                   326,470,653
                                                                                --------------

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                   INTEREST      MATURITY      PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                 RATE          DATE         AMOUNT            COST+
------------------                                 ----          ----         ------            -----
BANK FOREIGN -- 0.44%
    HBOS Treasury Service (a)                     1.640%      10/01/2004   $ 200,000,000    $  200,000,000
    Merrill Lynch & Co., Inc. (a)                 2.230%      12/21/2004      25,000,000        25,019,346
                                                                                            --------------
                                                                                               225,019,346
                                                                                            --------------
BROKERAGE -- 1.80%
    Merrill Lynch & Co., Inc. (a)                 1.696%      10/04/2004     305,000,000       305,000,000
    Morgan Stanley (a)                            1.696%      10/04/2004     305,000,000       305,000,000
    Morgan Stanley (a)                            1.760%      10/15/2004     300,000,000       300,000,000
                                                                                            --------------
                                                                                               910,000,000
                                                                                            --------------
ENERGY INTEGRATED -- 0.49%
    BP Capital Plc (a)                            1.800%      10/15/2004     250,000,000       249,998,080
                                                                                            --------------
FINANCE CAPTIVE -- 0.70%
    Toyota Motor Credit Corp. (a)                 1.636%      10/07/2004      50,000,000        50,000,000
    Toyota Motor Credit Corp. (a)                 1.698%      10/14/2004     275,000,000       275,000,000
    Toyota Motor Credit Corp. (a)                 1.625%      11/05/2004      30,000,000        29,999,530
                                                                                            --------------
                                                                                               354,999,530
                                                                                            --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.88%
    General Electric Capital Corp. (a)            1.836%      10/04/2004      65,000,000        65,044,277
    General Electric Capital Corp. (a)            1.838%      10/11/2004     140,000,000       140,000,000
    General Electric Capital Corp. (a)            1.868%      10/18/2004     100,000,000       100,000,000
    General Electric Capital Corp. (a)            2.040%      10/21/2004      75,000,000        75,029,723
    General Electric Capital Corp. (a)            1.925%      12/15/2004      64,195,000        64,209,065
                                                                                            --------------
                                                                                               444,283,065
                                                                                            --------------
TOTAL MEDIUM TERM NOTES                                                                      2,510,770,674
                                                                                            --------------

PROMISSORY NOTES -- 2.05%
BROKERAGE -- 2.05%
    Goldman Sachs                                 1.940%      02/03/2005     400,000,000       400,000,000
    Goldman Sachs                                 1.940%      07/15/2005     100,000,000       100,000,000
    Goldman Sachs                                 1.940%      10/13/2005     340,000,000       340,000,000
    Goldman Sachs                                 1.930%      10/21/2005     200,000,000       200,000,000
                                                                                            --------------
TOTAL PROMISSORY NOTES                                                                       1,040,000,000
                                                                                            --------------

MASTER NOTES -- 0.85%
BROKERAGE -- 0.85%
    Morgan Stanley                                2.025%      10/01/2004     430,000,000       430,000,000
                                                                                            --------------
TOTAL MASTER NOTES                                                                             430,000,000
                                                                                            --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.39%
    Federal Home Loan Bank                        3.625%      10/15/2004      49,365,000        49,409,429
    Federal Home Loan Bank                        1.445%      11/12/2004     370,000,000       370,000,000
    Federal Home Loan Bank                        3.875%      12/15/2004      48,425,000        48,673,981
    Federal Home Loan Bank                        1.400%      03/29/2005     300,000,000       300,000,000
    Federal Home Loan Mortgage (a)                1.650%      10/11/2004   1,000,000,000       999,951,708
    Federal Home Loan Mortgage                    3.250%      11/15/2004      65,000,000        65,162,472
    Federal Home Loan Mortgage                    1.875%      01/15/2005     209,835,000       210,119,015
    Federal Home Loan Mortgage                    1.375%      02/25/2005     300,000,000       300,000,000
    Federal Home Loan Mortgage Discount Notes     1.240%      12/03/2004      63,700,000        63,561,771
    Federal Home Loan Mortgage Discount Notes     1.320%      12/30/2004     100,000,000        99,670,000
    Federal Home Loan Mortgage Discount Notes     1.770%      01/11/2005     200,000,000       198,997,000
    Federal Home Loan Mortgage Discount Notes     1.770%      01/25/2005     300,000,000       298,289,000
    Federal Home Loan Mortgage Discount Notes     1.845%      02/01/2005     148,775,000       147,837,160

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                           INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                                         RATE        DATE         AMOUNT          COST+
------------------                                                         ----        ----         ------          -----
    Federal National Mortgage Association (a)                             1.760%    12/09/2004  $  268,000,000  $  267,886,367
    Federal National Mortgage Association Discount Notes                  1.110%    12/31/2004     500,000,000     498,597,083
    Federal National Mortgage Association Discount Notes                  1.720%    01/12/2005     234,462,000     233,308,186
    Federal National Mortgage Association Discount Notes                  1.770%    01/12/2005     250,000,000     248,733,958
    Federal National Mortgage Association Discount Notes                  1.760%    01/19/2005      79,030,000      78,604,994
    Federal National Mortgage Association Discount Notes                  1.845%    02/02/2005     150,930,000     149,970,840
    Federal National Mortgage Association Discount Notes                  1.820%    02/09/2005      68,099,000      67,647,995
    Federal National Mortgage Association Discount Notes                  1.820%    02/16/2005     158,500,000     157,394,198
    Federal National Mortgage Association Discount Notes                  1.830%    02/16/2005     138,200,000     137,230,527
    Federal National Mortgage Association Discount Notes                  1.870%    02/16/2005     274,286,000     272,319,827
                                                                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                         5,263,365,512
                                                                                                                --------------

REPURCHASE AGREEMENTS -- 20.91%
    ABN-AMRO Bank, 1.925% dated 09/30/04 (collateralized by
         various Corporate Bonds, 1.88%-9.00% due
         03/04/05-07/01/26 valued at $306,000,001); proceeds
         $300,016,042                                                     1.925%    10/01/2004     300,000,000     300,000,000
    Bank America Tri Party, 1.925% dated 09/30/04
         (collateralized by various Corporate Bonds, 1.56%-9.25%
         due 10/15/04-06/01/37 valued at $825,180,001); proceeds
         $809,043,258                                                     1.925%    10/01/2004     809,000,000     809,000,000
    BNP Paribas, 1.935% dated 9/30/04 (collateralized by
         various Corporate Bonds, 1.25%-9.50% due
         12/01/04-11/15/29 valued at $906,780,001); proceeds
         $889,047,784                                                     1.935%    10/01/2004     889,000,000     889,000,000
    Citigroup Tri Party, 1.925% dated 9/30/04
         (collateralized by various Corporate Bonds, 1.52%-9.25%
         due 11/01/04-03/13/38, valued at $20,547,849); proceeds
         $20,001,069                                                      1.925%    10/01/2004      20,000,000      20,000,000
    Citigroup Tri Party, 1.935% dated 9/30/04
         (collateralized by various Corporate Bonds, 1.52%-9.25%
         due 11/01/04-03/13/38, valued at $1,116,765,956); proceeds
         $1,087,058,426                                                   1.935%    10/01/2004   1,087,000,000   1,087,000,000
    Countrywide Tri Party, 1.935% dated 9/30/04
         (collateralized by various Asset Backed Securities,
         1.35%-8.00% due 09/20/07-02/25/35 valued at
         $71,400,000); proceeds $70,003,763                               1.935%    10/01/2004      70,000,000      70,000,000
    Countrywide Tri Party, 1.89% dated 9/30/04
         (collateralized by various U.S. Government Obligations,
         4.00%-7.50% due 09/01/11-10/01/34 valued at
         $355,980,000); proceeds $349,018,323                             1.890%    10/01/2004     349,000,000     349,000,000
    Credit Suisse First Boston, 1.925% dated 9/30/04
         (collateralized by various Corporate Bonds,
         2.40%-10.61% due 10/15/04-11/15/49 valued at
         $627,301,922); proceeds $615,032,885                             1.925%    10/01/2004     615,000,000     615,000,000
    Deutsche Bank Tri Party, 1.925% dated 09/30/04
         (collateralized by various Corporate Bonds, 1.54%-9.50%
         due 6/15/05-06/30/45 valued at $530,400,000); proceeds
         $520,027,806                                                     1.925%    10/01/2004     520,000,000     520,000,000
    Deutsche Bank Tri Party, 2.00% dated 09/30/04
         (collateralized by various Corporate Bonds, 1.54%-9.50%
         due 6/15/05-06/30/45 valued at $204,000,000); proceeds
         $200,011,111                                                      2.00%    10/01/2004     200,000,000     200,000,000

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                       INTEREST    MATURITY      PRINCIPAL            AMORTIZED
AND TITLE OF ISSUE                                                     RATE        DATE          AMOUNT               COST+
------------------                                                     ----        ----          ------               -----
Goldman Sachs Tri Party, 1.90% dated 9/30/04
   (collateralized by various U.S. Government Obligations,
   4.00%-9.50% due 02/01/09-09/01/34 valued at
   $246,811,440); proceeds $241,984,771                               1.900%    10/01/2004   $ 241,972,000        $ 241,972,000
Goldman Sachs Tri Party, 1.915% dated 9/30/04
   (collateralized by various Corporate Bonds,
   1.19%-8.44% due 05/03/05-12/29/49 valued at
   $625,260,000); proceeds $613,032,608                               1.915%    10/01/2004     613,000,000          613,000,000
Greenwich Capital Markets Tri Party, 1.93% dated
   09/30/04 (collateralized by various Asset Backed
   Securities, 1.38%-8.64% due 10/15/07-11/08/39 valued at
   $637,500,023); proceeds $625,033,507                               1.930%    10/01/2004     625,000,000          625,000,000
J P Morgan Tri Party, 1.92% dated 9/30/04
   (collateralized by various U.S. Government Obligations,
   4.00%-9.50% due 12/01/04-09/01/34 valued at
   $306,002,481): proceeds $300,016,000                               1.920%    10/01/2004     300,000,000          300,000,000
J P Morgan Tri Party, 1.935% dated 9/30/04
   (collateralized by Sigma Finance Inc.,
   1.00% due 03/16/06 valued at
   $163,200,214): proceeds $160,008,600                               1.935%    10/01/2004     160,000,000          160,000,000
Lehman Brothers, Inc. Tri Party, 1.86% dated 9/30/04
   (collateralized by various Equity Securities,
   valued at $510,000,000); proceeds $502,480,000                     1.860%    10/01/2004     500,000,000          500,000,000
Lehman Brothers, Inc. Tri Party, 1.90% dated 9/30/04
   (collateralized by various U.S. Government Obligations,
   2.50%-9.00% due 02/15/05-09/01/34 valued at
   $933,306,929); proceeds $915,048,292                               1.900%    10/01/2004     915,000,000          915,000,000
Lehman Brothers, Inc. Tri Party, 1.955% dated 9/30/04
   (collateralized by various Equity Securities,
   valued at $105,065,351); proceeds $100,005,431                     1.955%    10/01/2004     100,000,000          100,000,000
Merrill Lynch Tri Party, 1.90% dated 09/30/04
   (collateralized by various U.S. Government Obligations,
   valued at $357,003,935); proceeds $350,018,472                     1.900%    10/01/2004     350,000,000          350,000,000
Merrill Lynch Tri Party, 1.925% dated 09/30/04
   (collateralized by Corporate Bonds, 3.05%-6.125%,
   due 9/15/06-1/18/31 valued at 81,602,637); proceeds
   $80,004,278                                                        1.925%    10/01/2004      80,000,000           80,000,000
Merrill Lynch Tri Party, 1.935% dated 9/30/04
   (collateralized by Corporate Bonds, 1.50%-8.875%, due
   1/18/05-7/25/35, valued at $372,595,843);
   proceeds $363,019,511                                              1.935%    10/01/2004     363,000,000          363,000,000
Merrill Lynch Tri Party, 1.975% dated 9/30/04
   (collateralized by various Equity Securities, valued at
   $775,925,000); proceeds $750,041,146                               1.975%    10/01/2004     750,000,000          750,000,000
Morgan Stanley Tri Party, 1.90% dated 9/30/04
   (collateralized by Federal Home Loan Mortgage, 4.50%
   due 09/01/18 valued at $40,947,896); proceeds
   $40,002,111                                                        1.900%    10/01/2004      40,000,000           40,000,000
Morgan Stanley Tri Party, 1.975% dated 9/30/04
   (collateralized by various Equity Securities,
   valued at $105,970,287); proceeds
   $100,005,486                                                       1.975%    10/01/2004     100,000,000          100,000,000

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE        AMOUNT           COST+
------------------                                             ----       ----        ------           -----
UBS Warburg Tri Party, 1.89% dated 9/30/04
   (collateralized by various U.S. Government Obligations,
   2.50%-5.00% due 6/15/06-07/15/14 valued at
   $612,001,507); proceeds $600,031,500                       1.890%   10/01/2004  $ 600,000,000  $    600,000,000
                                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                         10,596,972,000
                                                                                                  ----------------
TOTAL INVESTMENTS (cost -- $50,588,353,495 which
   approximates cost for Federal Income Tax
   Purposes) -- 99.82%                                                                              50,588,353,495
OTHER ASSETS LESS LIABILITIES -- 0.18%                                                                  89,413,377
                                                                                                  ----------------
NET ASSETS -- 100.00%                                                                             $ 50,677,766,872
                                                                                                  ================

(a) Floating Rate Note - Interest rate shown is in effect at September 30, 2004. Date disclosed is the next interest rate reset date.

+ As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By: /s/ Edward J. O'Brien
    ---------------------------------
    Edward J. O'Brien
    President

By: /s/ Donald A. Gignac
    ---------------------------------
    Donald A. Gignac
    Treasurer

Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Edward J. O'Brien
    ---------------------------------
    Edward J. O'Brien
    President

By: /s/ Donald A. Gignac
    ---------------------------------
    Donald A. Gignac
    Treasurer

Date: November 23, 2004